Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 33.6%
	Shares	Value ($)
International 7.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,527,868	63,435,431
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,066,859	25,153,673
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	1,125,838	14,174,303
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,561,525	14,678,333
Total		117,441,740
U.S. Large Cap 20.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	575,579	22,700,848
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	738,527	61,888,594
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	809,999	27,677,648
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,547,751	61,979,209
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	731,822	28,182,448
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	441,861	23,944,462
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	663,102	24,189,946
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	415,926	19,353,044
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	712,956	24,183,464
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	461,285	15,812,858
Total		309,912,521
U.S. Mid Cap 1.5%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	117,116	5,180,058
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	156,955	5,650,385
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	131,092	5,686,755
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	127,142	5,617,141
Total		22,134,339
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.3%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	274,146	5,587,093
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	245,354	4,961,048
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	554,198	18,332,881
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	537,454	19,493,465
Total		48,374,487
Total Equity Funds (Cost $296,335,780)		497,863,087

Exchange-Traded Equity Funds 2.3%

International Mid Large Cap 1.1%
iShares MSCI EAFE ETF	218,987	16,117,443
U.S. Large Cap 1.2%
SPDR S&P 500 ETF Trust	38,625	17,444,595
Total Exchange-Traded Equity Funds (Cost $19,661,157)		33,562,038

Exchange-Traded Fixed Income Funds 4.8%

Investment Grade 4.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	336,150	40,653,981
Vanguard Intermediate-Term Corporate Bond ETF	364,500	31,361,580
Total		72,015,561
Total Exchange-Traded Fixed Income Funds (Cost $74,701,480)		72,015,561

Fixed Income Funds 40.4%

Investment Grade 40.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,895,688	114,317,558
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,503,453	33,142,667
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,449,773	64,368,732
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,354,156	32,703,018
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	1,735,362	16,572,712
Variable Portfolio – Managed Volatility Conservative Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2022 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,689,617	91,501,663
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,827,608	109,467,120
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	13,102,953	137,187,921
Total		599,261,391
Total Fixed Income Funds (Cost $625,822,823)		599,261,391

Residential Mortgage-Backed Securities - Agency 8.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/18/2037	2.000%	12,600,000	12,238,734
04/18/2037- 04/13/2052	2.500%	56,721,000	54,902,476
04/13/2052	3.000%	65,843,000	64,476,305
Total Residential Mortgage-Backed Securities - Agency (Cost $134,442,953)			131,617,515
Options Purchased Puts 0.9%
Value ($)
(Cost $14,504,079)	13,302,760

Money Market Funds 17.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(a),(d)	255,950,485	255,848,105
Total Money Market Funds (Cost $255,897,275)		255,848,105
Total Investments in Securities (Cost: $1,421,365,547)		1,603,470,457
Other Assets & Liabilities, Net		(121,414,796)
Net Assets		1,482,055,661

At March 31, 2022, securities and/or cash totaling $14,096,961 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,000,000 EUR	3,295,140 USD	Barclays	04/28/2022	—	(25,962)
5,543,400 USD	5,000,000 EUR	Barclays	04/28/2022	—	(8,230)
4,693,808 USD	3,562,500 GBP	Barclays	04/28/2022	—	(14,642)
7,750,000 CHF	8,312,988 USD	Citi	04/28/2022	—	(80,836)
825,000,000 JPY	7,014,104 USD	Citi	04/28/2022	234,176	—
3,553,456 USD	32,000,000 NOK	HSBC	04/28/2022	80,212	—
3,644,522 USD	32,000,000 NOK	HSBC	04/28/2022	—	(10,855)
7,200,000 AUD	5,194,080 USD	UBS	04/28/2022	—	(195,235)
5,280,048 USD	7,200,000 AUD	UBS	04/28/2022	109,267	—
8,819,983 USD	11,300,000 CAD	UBS	04/28/2022	217,833	—
Total				641,488	(335,760)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	6	06/2022	GBP	449,160	8,172	—
FTSE 100 Index	10	06/2022	GBP	748,600	—	(4,241)
MSCI Singapore Index	24	04/2022	SGD	803,640	9,845	—
OMXS30 Index	25	04/2022	SEK	5,212,500	2,160	—
OMXS30 Index	40	04/2022	SEK	8,340,000	—	(14,844)
S&P 500 Index E-mini	396	06/2022	USD	89,708,850	5,789,865	—
S&P/TSX 60 Index	10	06/2022	CAD	2,634,200	—	(16,483)
SPI 200 Index	19	06/2022	AUD	3,552,525	64,987	—
2	Variable Portfolio – Managed Volatility Conservative Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	2	06/2022	AUD	373,950	—	(603)
TOPIX Index	36	06/2022	JPY	700,740,000	353,818	—
U.S. Long Bond	142	06/2022	USD	21,308,875	—	(601,149)
U.S. Treasury 10-Year Note	168	06/2022	USD	20,643,000	—	(559,444)
U.S. Treasury 2-Year Note	99	06/2022	USD	20,980,266	—	(258,506)
U.S. Treasury 5-Year Note	507	06/2022	USD	58,146,563	—	(1,395,163)
U.S. Ultra Treasury Bond	50	06/2022	USD	8,856,250	—	(327,834)
Total					6,228,847	(3,178,267)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(54)	06/2022	EUR	(2,064,420)	—	(87,736)
Russell 2000 Index E-mini	(130)	06/2022	USD	(13,431,600)	—	(386,097)
S&P 500 Index E-mini	(159)	06/2022	USD	(36,019,463)	—	(2,248,257)
Total					—	(2,722,090)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	106,464,635	235	3,800.00	12/15/2023	5,844,622	5,634,125
S&P 500 Index	JPMorgan	USD	105,558,553	233	3,700.00	12/15/2023	5,602,830	5,101,535
S&P 500 Index	JPMorgan	USD	58,442,289	129	3,600.00	12/15/2023	3,056,627	2,567,100
Total							14,504,079	13,302,760
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	294,043,414	70,791,894	(108,955,376)	(31,827)	255,848,105	—	(20,009)	95,832	255,950,485
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	23,420,322	—	—	(719,474)	22,700,848	—	—	—	575,579
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	69,053,011	59,327	(1,542,825)	(5,680,919)	61,888,594	—	1,967,739	—	738,527
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	125,392,931	30,340	(2,894,841)	(8,210,872)	114,317,558	—	(216,336)	—	11,895,688
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	30,645,223	298,440	(189,522)	(3,076,493)	27,677,648	—	40,776	—	809,999
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	35,908,596	—	(1,495,851)	(1,270,078)	33,142,667	—	(95,070)	—	3,503,453
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	72,158,130	169,113	(178,316)	(7,780,195)	64,368,732	—	(20,584)	—	6,449,773
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	5,925,970	173,322	—	(919,234)	5,180,058	—	—	—	117,116
Variable Portfolio – Managed Volatility Conservative Growth Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	69,182,495	484,654	(1,481,167)	(4,750,551)	63,435,431	—	(81,320)	477,773	4,527,868
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	68,482,528	95,125	(2,893,534)	(3,704,910)	61,979,209	—	245,790	—	3,547,751
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	30,785,822	—	(2,910,260)	306,886	28,182,448	—	562,482	—	731,822
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	6,312,094	—	(250,720)	(410,989)	5,650,385	—	260,347	—	156,955
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	6,023,497	8,175	(249,747)	(194,832)	5,587,093	—	89,314	—	274,146
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	5,984,172	—	—	(1,023,124)	4,961,048	—	—	—	245,354
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	35,598,946	12,016	(957,593)	(1,950,351)	32,703,018	—	(53,876)	—	3,354,156
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	17,879,260	—	(878,962)	(427,586)	16,572,712	—	(51,924)	—	1,735,362
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	97,647,861	419,474	(242,529)	(6,323,143)	91,501,663	—	(21,149)	—	8,689,617
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	26,084,012	182,701	(228,013)	(2,094,238)	23,944,462	—	85,571	—	441,861
CTIVP® – MFS® Value Fund, Class 1 Shares
	26,694,716	—	(1,293,020)	(1,211,750)	24,189,946	—	236,492	—	663,102
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	23,400,192	1,236,467	—	(5,283,615)	19,353,044	—	—	—	415,926
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	26,447,252	—	(1,940,629)	(323,159)	24,183,464	—	508,892	—	712,956
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	119,700,953	16,227	(3,457,725)	(6,792,335)	109,467,120	—	(144,564)	—	10,827,608
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	6,191,820	—	(238,120)	(266,945)	5,686,755	—	284,706	—	131,092
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	6,095,412	75,680	(78,171)	(475,780)	5,617,141	—	8,878	—	127,142
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	149,842,256	21,485	(4,334,230)	(8,341,590)	137,187,921	—	(314,456)	—	13,102,953
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	17,387,873	35,880	(310,848)	(1,300,047)	15,812,858	—	416,655	—	461,285
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	27,843,855	494,528	(327,835)	(2,856,875)	25,153,673	—	1,696	470,485	2,066,859
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	16,237,180	217,709	(3,131)	(2,277,455)	14,174,303	—	27	—	1,125,838
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	16,183,106	335,941	(749,711)	(1,091,003)	14,678,333	—	650	333,600	1,561,525
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	20,427,005	592,461	—	(2,686,585)	18,332,881	—	—	—	554,198
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	21,161,792	44,249	(845,750)	(866,826)	19,493,465	—	157,229	—	537,454
Total	1,498,141,696			(82,035,895)	1,352,972,583	—	3,847,956	1,377,690

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Growth Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7046_12_A01_(05/22)